LOSS PER CLASS A and CLASS B ORDINARY SHARE - Excluded from the computation of diluted loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive securities excluded from computation of earnings per share
Total	75,456,769	77,951,817	94,513,992
Share options/restricted shares
Antidilutive securities excluded from computation of earnings per share
Total	28,930,720	31,425,768	47,986,392
Convertible bonds
Antidilutive securities excluded from computation of earnings per share
Total	46,526,049	46,526,049	46,527,600